Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading
TIFF Multi-Asset Fund Summary

Investment Objective, Heading	rr_ObjectiveHeading
Investment Objective

investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

The fund's performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index, plus 5% per annum.

Expense, Heading	rr_ExpenseHeading
Fees and Expenses of the Fund

Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The “Redemption Fees” shown in this table are referred to as “exit fees” elsewhere in the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading
Portfolio Turnover

Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Expense Example, Heading	rr_ExpenseExampleHeading
Example

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading
Principal Investment Strategies

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and (2) active security selection. As a “multi-manager” fund, in addition to the fund's investment advisor, TIFF Advisory Services, Inc. (“TAS”), the fund engages independent money managers to manage a portion of the fund's assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus summary and in the prospectus as “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. Acquired fund investments are made subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund's policy limiting investments in illiquid securities to no more than 15% of net assets. Asset class allocations and allocations to money managers and acquired funds may change from time to time.

The fund invests, either directly or indirectly through its investments in acquired funds, in common and preferred stocks, real estate investment trusts (“REITs”), securities issued or guaranteed by the US government, its agencies and instrumentalities, including Treasury inflation-protected securities (“TIPS”), and short-term investments, such as high-quality, short-term money market instruments. In addition, the fund invests in synthetic and derivative instruments, such as futures, options, swaps, and other instruments, in order to gain or hedge exposure to the fund's performance benchmark, one or more segments of the benchmark, and individual positions, including currency exposures. Generally, these investments are designed to complement the fund's other holdings, and may be used in part to adjust the fund's overall exposures toward the levels desired by TAS. As part of its investment strategy, the fund may take short positions in which it sells securities it does not own. In order to settle such short sales, the fund must borrow or otherwise acquire the securities that it sold short to make delivery to the buyer. The fund is then obligated to replace borrowed securities by purchasing them at the market price at the time of replacement.

The fund invests broadly in issuers domiciled in the United States and foreign countries. The fund's foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the fund's assets may be invested in foreign securities, including emerging market securities. The fund invests in companies of all sizes as measured by market capitalization. A portion of the fund's assets may be invested in smaller companies. The fund's investments in bonds and other debt obligations are not subject to any stated limitations on maturity. Up to 20% of the fund's assets may be invested in debt obligations rated below investment grade (known as high yield bonds or “junk bonds”).

The Multi-Asset Fund Constructed Index is a blended index composed of asset segments, weighted according to policy norms, with each segment assigned a passive market index that TAS believes is an appropriate benchmark for such segment. The Constructed Index is intended to help TAS and the fund's members better assess the fund's positioning and performance by providing a comparison of the active strategies pursued by the fund versus the returns of passive indices. The Constructed Index may also help convey to the fund's members a sense of the general asset segment risks to which their capital might be subject.

The current Constructed Index, which took effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark
Total Return Assets	57%
Global Equity	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays US High Yield 2% Issuer Capped Bond Index
Hedging Assets	43%
Inflation Hedges	20%
Commodities	5%	Bloomberg Commodity Index Total Return
REITs	5%	FTSE EPRA/NAREIT Developed Index
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index
All Purpose Hedges	23%
Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index
Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Risk, Heading	rr_RiskHeading
Principal Investment Risks

Risk, Narrative	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the investments held in the fund's portfolio could cause members' shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Acquired Funds Risk.  As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds generally can only be redeemed, in whole or in part, at the end of a given month or quarter. Any such interests that have restrictions on redemptions will be subject to the fund's 15% limitation on illiquid securities.

Credit Risk.  An issuer or guarantor of a debt obligation or the counterparty to a derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligation. Credit risk is particularly significant for debt securities that are rated below investment grade (“junk bonds”), which are generally considered to be speculative and the prices of which tend to fluctuate more than higher quality securities.

Currency Risk.  A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency.

Derivatives Risk.  Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, index or commodity, and such derivatives often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the fund's portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund's initial investment in such derivative instrument. When a derivative is used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged. There is also the risk that the other party to the transaction will fail to perform. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS or the money manager's ability to predict the general direction of market movements, foreign exchange rates, interest rates, or individual securities, as applicable. Predicting such fluctuations is extremely difficult, and thus the successful execution of certain derivative strategies can be highly uncertain. An incorrect prediction may hurt fund performance. If, however, the derivative instrument is being used solely to gain exposure, such as to a market segment, the ability to predict such fluctuations will be less important.

Foreign and Emerging Markets Risk.  Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer, and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

Interest Rate Risk.  Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates.

Leveraging Risk.  Certain transactions may give rise to a form of leverage and many of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk.  Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. Interests in many of the acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk.  The market value of a security may increase or decrease over time. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk.  Multi-manager risk is the risk that TAS may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Real Estate Investment Trust Risk.  Investing in REITs may subject the fund to risks associated with the ownership of real estate, such as decreases in real estate values, overbuilding, increases in operating costs and property taxes, changes in zoning laws, fluctuations in rental income, and changes in interest rates.

Short Sale Risk.  The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund's investment performance will suffer if a security that it has sold short appreciates in value.

Smaller Company Risk.  The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (see Liquidity Risk above).

Risk, Lose Money	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading
Fund Performance

Performance, Narrative	rr_PerformanceNarrativeTextBlock

The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member's account. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tiff.org
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Quarterly Returns (for periods shown in the bar chart)
Highest (2Q 2009)	17.28%
Lowest (4Q 2008)	-14.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees, expenses, or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compare with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_EntryFeesOnPurchaseFeeOverInvestments	0.50%
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.67%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Interest Expense and Dividends on Short Sales	rr_Component2OtherExpensesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,128
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	586
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	974
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,059
Annual Return 2005	rr_AnnualReturn2005	11.73%
Annual Return 2006	rr_AnnualReturn2006	16.53%
Annual Return 2007	rr_AnnualReturn2007	13.53%
Annual Return 2008	rr_AnnualReturn2008	(25.98%)
Annual Return 2009	rr_AnnualReturn2009	28.75%
Annual Return 2010	rr_AnnualReturn2010	13.18%
Annual Return 2011	rr_AnnualReturn2011	(1.70%)
Annual Return 2012	rr_AnnualReturn2012	14.00%
Annual Return 2013	rr_AnnualReturn2013	14.02%
Annual Return 2013	rr_AnnualReturn2014	1.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.04%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TIFF Multi-Asset Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Consumer Price Index ("CPI") + 5% per annum (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | Multi-Asset Fund Constructed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Multi-Asset Fund Constructed Index (does not reflect taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.68%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.40%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995	[2]
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | 65/35 Mix (65% MSCI All Country World Index, 35% Barclays US Aggregate Bond Index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	65/35 Mix (65% MSCI All Country World Index, 35% Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995

[1]	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[2]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index's segments. The performance of the Constructed Index would increase in the absence of a 0.20% reduction.